Schedule of Investments (unaudited) June 30, 2021	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 1.48%, 01/15/33(a)(b)	USD	250	$250,207
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A3, 0.37%, 08/18/25		1,650	1,651,108
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.27%, 01/28/31(a)(b)		470	469,256
Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.10%), 1.20%, 05/15/36(a)(b)		500	500,895
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 08/15/28(a)		210	213,932
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.19%, 07/20/29(a)(b)		1,250	1,249,570
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.29%, 01/20/31(a)(b)		500	499,990
BMW Vehicle Lease Trust, Series 2021-1, Class A2, 0.20%, 03/27/23		2,550	2,550,661
BMW Vehicle Owner Trust, Series 2019-A, Class A4, 1.95%, 01/26/26		1,290	1,323,275
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25		1,220	1,218,451
Series 2021-2, Class A3, 0.52%, 02/17/26		910	910,817
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 1.19%, 01/20/31(a)(b)		1,500	1,499,996
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 1.32%, 01/20/31(a)(b)		875	869,474
Chesapeake Funding II LLC, Series 2018-1A, Class A1, 3.04%, 04/15/30(a)		409	409,073
CIFC Funding Ltd., Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 1.38%, 10/22/31(a)(b)		2,000	2,000,098
CNH Equipment Trust, Series 2019-B, Class A3, 2.52%, 08/15/24		1,462	1,483,083
College Avenue Student Loans LLC, Series 2021-B, Class A1, (1 mo. LIBOR US + 0.80%), 0.00%, 06/25/52(a)(b)		300	300,369
Credit Acceptance Auto Loan Trust Series 2019-3A, Class A, 2.38%, 11/15/28(a)		600	611,504
Series 2020-1A, Class A, 2.01%, 02/15/29(a)		1,310	1,332,616
Series 2020-2A, Class A, 1.37%, 07/16/29(a)		250	252,984
Series 2021-2A, Class A, 0.96%, 02/15/30(a)		970	970,644
Discover Card Execution Notes Trust, Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.60%), 0.67%, 12/15/26(b)		925	938,535
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)		1,120	1,121,333
Drive Auto Receivables Trust
Series 2020-2, Class A2B, (1 mo. LIBOR US + 0.53%), 0.60%, 07/17/23(b)		43	43,091
Series 2021-1, Class A3, 0.44%, 11/15/24		720	721,501
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.23%, 04/20/34(a)(b)		1,000	996,531
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		114	114,008
Enterprise Fleet Financing LLC Series 2019-1, Class A2, 2.98%, 10/20/24(a)		668	673,519
Series 2020-1, Class A2, 1.78%, 12/22/25(a)		1,276	1,293,140

Security	Par (000)		Value

Asset-Backed Securities (continued)
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)	USD	1,110	$1,109,997
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	510	414,027
Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.30%, 08/15/25	USD	550	549,564
Ford Credit Floorplan Master Owner Trust A, Series 2019-4, Class A, 2.44%, 09/15/26		1,680	1,768,095
FS RIALTO, Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 1.30%, 04/16/28(a)(b)		310	310,237
Honda Auto Receivables Owner Trust Series 2019-3, Class A4, 1.85%, 08/15/25		790	807,319
Series 2019-4, Class A4, 1.87%, 01/20/26		500	512,811
Series 2020-1, Class A4, 1.63%, 10/21/26		900	920,378
Series 2021-1, Class A3, 0.27%, 04/21/25		1,030	1,029,341
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.18%, 02/05/31(a)(b)		1,490	1,490,607
Hyundai Auto Receivables Trust, Series 2018-B, Class A3, 3.20%, 12/15/22		461	464,486
John Deere Owner Trust, Series 2021-A, Class A2, 0.20%, 12/15/23		2,310	2,310,014
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(a)		330	332,959
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 1.37%, 07/15/36(a)(b)		220	220,561
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.86%, 03/20/36(a)		140	140,646
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 04/25/57(a)(b)		131	131,845
Navient Private Education Loan Trust, Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		1,431	1,428,470
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		642	655,636
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		220	224,236
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 0.97%, 11/15/68(a)(b)		2,000	2,012,529
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		919	928,624
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		1,295	1,302,898
Series 2021-A, Class A, 0.84%, 05/15/69(a)		152	152,050
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		791	790,953
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 0.09%, 04/15/60(a)(b)		770	761,518
Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		1,130	1,129,815
OCP CLO Ltd., Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.26%), 1.44%, 07/15/30(a)(b)		1,000	1,000,138
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.32%, 01/17/31(a)(b)		1,250	1,249,630
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.28%, 07/16/31(a)(b)		250	250,035
Park Avenue Institutional Advisers CLO Ltd. Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.35%, 08/23/31(a)(b)		2,025	2,025,577
Series 2018-1A, Class A1AR, (3 mo. LIBOR US + 1.00%), 1.19%, 10/20/31(a)(b)		750	749,997
PFS Financing Corp.
Series 2019-B, Class A, (1 mo. LIBOR US + 0.55%), 0.62%, 09/15/23(a)(b)		750	750,602
Series 2020-A, Class A, 1.27%, 06/15/25(a)		1,000	1,014,619
Series 2020-B, Class A, 1.21%, 06/15/24(a)		930	937,753

1

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
PFS Financing Corp. Series 2020-F, Class A, 0.93%, 08/15/24(a)	USD	153	$153,736
Series 2020-G, Class A, 0.97%, 02/15/26(a)		370	372,522
Series 2021-A, Class A, 0.71%, 04/15/26(a)		230	229,817
Santander Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.32%, 09/16/24		1,750	1,751,569
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.55%), 0.64%, 06/25/43(b)		228	227,767
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1 mo. LIBOR US + 1.50%), 1.60%, 05/15/31(a)(b)		836	842,577
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.00%, 09/15/34(a)(b)		1,883	1,895,435
Series 2019-B, Class A2B, (1 mo. LIBOR US + 1.00%), 1.10%, 06/15/37(a)(b)		1,350	1,364,375
Series 2021-A, Class APL, 0.00%, 01/15/53(a)		1,261	1,263,208
SoFi Professional Loan Program LLC
Series 2015-D, Class A2, 2.72%, 10/27/36(a)		128	129,401
Series 2016-A, Class A2, 2.76%, 12/26/36(a)		385	388,928
Series 2016-C, Class A2B, 2.36%, 12/27/32(a)		25	25,093
Series 2016-D, Class A2B, 2.34%, 04/25/33(a)		34	34,130
Series 2016-E, Class A2B, 2.49%, 01/25/36(a)		68	68,718
SoFi Professional Loan Program Trust Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		380	392,610
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		605	613,621
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 05/15/28(a)		142	142,291
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.30%, 01/15/34(a)(b)		1,000	998,308
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 04/25/56(a)(b)		77	76,783
Toyota Auto Receivables Owner Trust, Series 2020-C, Class A4, 0.57%, 10/15/25		2,500	2,497,296
Toyota Lease Owner Trust, Series 2021-A, Class A2, 0.27%, 09/20/23(a)		670	670,078
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		620	630,695
Voya CLO Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 1.33%, 10/15/31(a)(b)		1,000	1,000,150
Westlake Automobile Receivables Trust, Series 2021-1A, Class A2A, 0.39%, 10/15/24(a)		1,340	1,341,253
York CLO-2 Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.15%), 1.33%, 01/22/31(a)(b)		1,500	1,499,548

Total Asset-Backed Securities — 18.6% (Cost: $74,491,577)			74,957,537

Corporate Bonds

Aerospace & Defense — 0.2%
Boeing Co. 2.80%, 03/01/23		450	465,101
2.20%, 02/04/26		200	201,912
Raytheon Technologies Corp., 3.65%, 08/16/23		30	31,836

			698,849

Automobiles — 1.0%
Daimler Finance North America LLC, 1.45%, 03/02/26(a)		850	853,802
General Motors Co., 6.13%, 10/01/25		780	923,366
Nissan Motor Co. Ltd., 3.52%, 09/17/25(a)		2,145	2,290,485

			4,067,653

Security	Par (000)		Value

Banks — 8.4%
Banco Santander SA 2.75%, 05/28/25	USD	1,800	$1,896,837
1.85%, 03/25/26		200	202,133
Bank of America Corp. 3.55%, 03/05/24		750	788,007
0.98%, 09/25/25		1,600	1,598,768
1.32%, 06/19/26		1,745	1,748,816
1.20%, 10/24/26		1,200	1,188,503
Barclays PLC 1.01%, 12/10/24		1,200	1,204,280
3.65%, 03/16/25		540	584,701
BNP Paribas SA, 1.32%, 01/13/27(a)		710	701,398
Citigroup, Inc. 2.88%, 07/24/23		1,975	2,025,708
3.11%, 04/08/26		1,900	2,033,367
1.46%, 06/09/27		535	532,697
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		1,195	1,199,924
Credit Agricole SA, 1.25%, 01/26/27(a)		650	639,947
Danske Bank A/S, 1.62%, 09/11/26(a)		805	805,754
Discover Bank, 2.45%, 09/12/24		250	261,569
DNB Bank ASA, 1.13%, 09/16/26(a)		525	520,935
Fifth Third Bancorp, 2.38%, 01/28/25		430	450,815
ING Groep NV 4.10%, 10/02/23		325	350,486
1.73%, 04/01/27		280	282,391
JPMorgan Chase & Co. 3.80%, 07/23/24		305	324,986
4.02%, 12/05/24		1,975	2,131,671
2.30%, 10/15/25		940	979,029
2.08%, 04/22/26		455	470,490
1.58%, 04/22/27		300	301,554
Lloyds Banking Group PLC, 3.00%, 01/11/22		420	426,123
Mitsubishi UFJ Financial Group, Inc. 3.54%, 07/26/21		75	75,167
1.41%, 07/17/25		1,800	1,817,187
Mizuho Financial Group, Inc., 1.23%, 05/22/27		200	197,064
Natwest Group PLC 3.88%, 09/12/23		305	325,815
2.36%, 05/22/24		645	664,577
1.64%, 06/14/27		595	594,926
Skandinaviska Enskilda Banken AB, 0.85%, 09/02/25(a)		995	984,254
Societe Generale SA, 1.79%, 06/09/27(a)		550	548,663
Standard Chartered PLC 0.99%, 01/12/25(a)		835	832,373
1.21%, 03/23/25(a)		245	245,874
Sumitomo Mitsui Financial Group, Inc. 2.44%, 10/19/21		375	377,514
0.95%, 01/12/26		1,570	1,554,210
Svenska Handelsbanken AB, 1.42%, 06/11/27(a)		400	398,640
UniCredit SpA, 2.57%, 09/22/26(a)		570	577,892
Wells Fargo & Co. 1.65%, 06/02/24		500	510,694
3.00%, 02/19/25		500	535,078

			33,890,817

Biotechnology — 0.8%
AbbVie, Inc., 2.60%, 11/21/24		2,990	3,152,797
Gilead Sciences, Inc., 3.70%, 04/01/24		130	139,741

			3,292,538

Capital Markets — 2.7%
Charles Schwab Corp, 1.15%, 05/13/26		1,100	1,100,325

2

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets (continued)
Credit Suisse AG 3.63%, 09/09/24	USD	1,000	$1,086,423
2.95%, 04/09/25		1,000	1,070,692
Credit Suisse Group AG, 3.57%, 01/09/23(a)		625	634,897
Deutsche Bank AG, 1.45%, 04/01/25		345	347,074
Goldman Sachs Group, Inc. 4.00%, 03/03/24		600	651,676
0.66%, 09/10/24		400	399,340
3.50%, 01/23/25		450	486,538
Series VAR, 1.09%, 12/09/26		500	492,237
Morgan Stanley
3.13%, 01/23/23		170	177,244
0.79%, 05/30/25		500	498,235
2.72%, 07/22/25		1,000	1,051,777
UBS Group AG
2.65%, 02/01/22(a)		200	202,825
3.49%, 05/23/23(a)		765	785,692
2.86%, 08/15/23(a)		1,100	1,128,814
1.01%, 07/30/24(a)		645	649,645

			10,763,434

Chemicals — 0.5%
DuPont de Nemours, Inc., 4.21%, 11/15/23		1,030	1,115,812
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(a)		455	452,553
LYB International Finance III LLC, 1.25%, 10/01/25		500	498,750

			2,067,115

Commercial Services & Supplies — 0.1%
Republic Services, Inc., 0.88%, 11/15/25		365	361,422

Consumer Finance — 1.0%
Capital One Financial Corp. 3.90%, 01/29/24		400	431,688
3.20%, 02/05/25		400	429,910
ERAC USA Finance LLC, 2.60%, 12/01/21(a)		350	352,660
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	547,600
General Motors Financial Co., Inc. 3.25%, 01/05/23		405	420,277
2.90%, 02/26/25		600	635,123
Nissan Motor Acceptance Corp., 2.00%, 03/09/26(a)		400	402,528
Sodexo, Inc., 1.63%, 04/16/26(a)		400	402,896
Synchrony Financial, 2.85%, 07/25/22		280	286,609

			3,909,291

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25		70	76,365

Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22		900	915,203
3.50%, 05/26/22		370	378,862
2.88%, 08/14/24		250	261,440
3.50%, 01/15/25		450	476,895
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(a)		295	295,941
LSEGA Financing PLC, 1.38%, 04/06/26(a)		500	500,822

			2,829,163

Diversified Telecommunication Services — 0.6%
AT&T Inc., 1.70%, 03/25/26		1,115	1,126,782
Verizon Communications, Inc. 0.75%, 03/22/24		285	286,225
1.45%, 03/20/26		105	105,893

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.88%, 02/08/29	USD	195	$222,774
1.75%, 01/20/31		700	670,837

			2,412,511

Electric Utilities — 1.1%
Duke Energy Corp.
3.95%, 10/15/23		590	628,933
0.90%, 09/15/25		235	232,229
FirstEnergy Corp., Series A, 3.35%, 07/15/22		159	161,623
ITC Holdings Corp., 2.70%, 11/15/22		85	87,382
Pacific Gas & Electric Co.
1.37%, 03/10/23		2,520	2,520,117
3.45%, 07/01/25		675	707,523

			4,337,807

Electrical Equipment — 0.2%
Carrier Global Corp., 2.24%, 02/15/25		105	109,176
Siemens Financieringsmaatschappij NV, 1.20%, 03/11/26(a)		600	600,412

			709,588

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22		225	232,442
Halliburton Co., 3.50%, 08/01/23		47	49,541
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		360	363,956

			645,939

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp. 2.25%, 01/15/22		140	141,448
3.00%, 06/15/23		82	85,936
2.40%, 03/15/25		1,405	1,468,002
Crown Castle International Corp. 3.20%, 09/01/24		185	197,585
1.35%, 07/15/25		2,435	2,451,574
Healthpeak Properties, Inc., 1.35%, 02/01/27		220	219,729

			4,564,274

Food & Staples Retailing — 0.4%
7-Eleven, Inc. 0.80%, 02/10/24(a)		990	987,549
0.95%, 02/10/26(a)		125	122,752
CVS Health Corp., 1.30%, 08/21/27		610	598,352

			1,708,653

Food Products — 0.0%
Tyson Foods, Inc., 3.90%, 09/28/23		115	123,490

Health Care Providers & Services — 0.5%
Anthem, Inc. 2.95%, 12/01/22		50	51,701
2.38%, 01/15/25		1,220	1,277,608
HCA, Inc., 5.25%, 04/15/25		400	457,627
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	115,096

			1,902,032

Industrial Conglomerates — 0.1%
Roper Technologies, Inc., 1.00%, 09/15/25		465	462,646

Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22		300	306,150

3

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services — 0.5%
Fidelity National Information Services, Inc., 1.15%, 03/01/26	USD	380	$377,019
Fiserv, Inc., 2.75%, 07/01/24		1,635	1,724,899

			2,101,918

Media — 0.2%
Interpublic Group of Cos., Inc., 3.75%, 10/01/21		45	45,393
ViacomCBS, Inc., 3.88%, 04/01/24		900	968,109

			1,013,502

Metals & Mining — 0.0%
Nucor Corp., 2.00%, 06/01/25		90	93,130
Steel Dynamics, Inc., 2.40%, 06/15/25		25	26,142

			119,272

Multi-Utilities — 0.6%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		245	259,498
CenterPoint Energy, Inc., 2.50%, 09/01/22		270	276,019
ONE Gas, Inc., 1.10%, 03/11/24		1,900	1,901,311

			2,436,828

Oil, Gas & Consumable Fuels — 2.0%
Canadian Natural Resources Ltd., 2.95%, 01/15/23		125	129,479
Diamondback Energy, Inc.
0.90%, 03/24/23		455	455,098
2.88%, 12/01/24		655	691,811
Enbridge, Inc., 2.90%, 07/15/22		225	230,400
Energy Transfer LP
3.60%, 02/01/23		150	155,648
4.50%, 04/15/24		500	544,365
2.90%, 05/15/25		360	378,893
Kinder Morgan, Inc., 4.30%, 06/01/25		800	890,717
Marathon Petroleum Corp., 4.70%, 05/01/25		235	265,028
MPLX LP, 1.75%, 03/01/26		655	662,062
Occidental Petroleum Corp., 2.90%, 08/15/24		55	56,237
Ovintiv, Inc., 3.90%, 11/15/21		1,035	1,037,475
Phillips 66, 0.90%, 02/15/24		1,590	1,592,088
Pioneer Natural Resources Co., 1.13%, 01/15/26		310	306,952
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		500	561,093

			7,957,346

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 1.75%, 09/30/25(a)		460	471,764

Road & Rail — 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23(a)		505	521,334
1.20%, 11/15/25(a)		1,725	1,708,556
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28(a)		200	202,294
Union Pacific Corp., 3.25%, 01/15/25		1,175	1,265,595

			3,697,779

Semiconductors & Semiconductor Equipment — 1.5%
Broadcom, Inc., 3.63%, 10/15/24		3,500	3,790,657
NXP BV/NXP Funding LLC, 4.88%, 03/01/24(a)		1,800	1,983,150
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 3.88%, 06/18/26(a)		300	332,370
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)		65	68,364

			6,174,541

Software — 0.3%
Oracle Corp., 1.65%, 03/25/26		1,165	1,180,916

Tobacco — 0.8%
Altria Group, Inc., 2.35%, 05/06/25		260	271,824

Security	Par (000)		Value

Tobacco (continued)
BAT Capital Corp., 2.79%, 09/06/24	USD	700	$735,324
BAT International Finance PLC, 1.67%, 03/25/26		2,095	2,093,826

			3,100,974

Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.63%, 07/01/22		650	662,310
2.25%, 01/15/23		335	343,904
1.88%, 08/15/26		285	285,220

			1,291,434

Wireless Telecommunication Services — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 09/20/21(a)		13	12,569
4.74%, 03/20/25(a)		375	402,322
T-Mobile USA, Inc., 1.50%, 02/15/26		381	383,911

			798,802

Total Corporate Bonds — 27.1% (Cost: $108,036,641)			109,474,813

Foreign Agency Obligations

Canada — 0.4%
CPPIB Capital, Inc., 0.50%, 09/16/24(a)		1,480	1,474,352

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	231,550

Total Foreign Agency Obligations — 0.4% (Cost: $1,694,820)			1,705,902

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.5%
Chase Home Lending Mortgage Trust, Series 2019- ATR2, Class A3, 3.50%, 07/25/49(a)(b)		331	339,911
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.59%, 05/20/34(b)		30	30,995
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, (1 mo. LIBOR US + 0.85%), 0.94%, 03/25/50(a)(b)		835	835,261
JP Morgan Mortgage Trust, Series 2016-2, Class A1, 2.46%, 06/25/46(a)(b)		253	252,796
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		558	587,965

			2,046,928

Commercial Mortgage-Backed Securities — 19.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 0.95%, 09/15/34(a)(b)		600	600,000
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1 mo. LIBOR US + 1.15%), 1.22%, 04/15/34(a)(b)		420	420,125
BANK
Series 2018-BN10, Class ASB, 3.64%, 02/15/61		3,375	3,697,342
Series 2019-BN18, Class A2, 3.47%, 05/15/62		1,250	1,328,367
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 0.80%, 03/15/37(a)(b)		1,000	993,766
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 0.82%, 04/15/36(a)(b)		1,000	1,001,598
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.60%, 01/15/51(b)		2,500	2,739,636
Series 2018-B2, Class ASB, 3.78%, 02/15/51(b)		2,750	3,015,957
Series 2018-B5, Class C, 4.76%, 07/15/51(b)		1,000	1,128,367

4

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2018-IND, Class A, (1 mo. LIBOR US + 0.75%), 0.82%, 11/15/35(a)(b)	USD	1,173	$1,172,905
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 0.99%, 10/15/36(a)(b)		715	716,094
Series 2020-BXLP, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 12/15/36(a)(b)		1,941	1,943,409
Series 2020-FOX, Class A, (1 mo. LIBOR US + 1.00%), 1.07%, 11/15/32(a)(b)		98	98,549
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,210	1,304,280
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	820,951
Series 2016-C2, Class AAB, 2.71%, 08/10/49		1,986	2,075,796
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%, 08/10/46(b)		1,750	1,867,759
Series 2013-CR6, Class ASB, 2.62%, 03/10/46		245	247,803
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		294	299,270
Series 2013-SFS, Class A1, 1.87%, 04/12/35(a)		100	100,212
Series 2014-CR14, Class ASB, 3.74%, 02/10/47		464	482,610
Series 2014-CR16, Class A4, 4.05%, 04/10/47		1,000	1,079,690
Series 2014-CR17, Class C, 4.95%, 05/10/47(b)		1,500	1,591,967
Series 2014-CR21, Class A3, 3.53%, 12/10/47		877	933,711
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	1,075,366
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		774	808,297
Series 2015-3BP, Class A, 3.18%, 02/10/35(a)		1,050	1,120,191
Series 2015-CR23, Class A2, 2.85%, 05/10/48		874	881,404
Series 2015-CR23, Class A4, 3.50%, 05/10/48		1,500	1,627,601
Series 2015-CR24, Class B, 4.53%, 08/10/48(b)		500	548,656
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,600	1,712,828
Series 2021-LBA, Class A, (1 mo. LIBOR US + 0.69%), 0.76%, 03/15/38(a)(b)		700	700,651
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.78%, 11/15/48(b)		1,500	1,618,236
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.55%, 04/10/34(a)		951	961,452
Series 2013-GC13, Class A5, 4.19%, 07/10/46(b)		625	662,299
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		813	844,045
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		844	878,926
Series 2015-GC34, Class A4, 3.51%, 10/10/48		1,250	1,360,930
Series 2015-GC34, Class AAB, 3.28%, 10/10/48		1,741	1,830,240
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/34(a)		750	785,212
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 1.22%, 05/15/38(a)(b)		552	554,346
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		1,540	1,632,205
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	540,320
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		449	476,244
Series 2015-C28, Class ASB, 3.04%, 10/15/48		1,286	1,338,533
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 04/15/38(a)(b)		142	141,910
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4, 3.48%, 06/15/45		1,576	1,592,453
Series 2012-HSBC, Class D, 4.68%, 07/05/32(a)(b)		745	766,053
Series 2017-JP6, Class A3, 3.11%, 07/15/50		850	883,945
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.00%), 1.07%, 09/15/29(a)(b)		241	241,309

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 0.77%, 03/15/38(a)(b)	USD	540	$540,649
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 0.87%, 04/15/38(a)(b)		480	480,301
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.22%, 07/15/46(b)		2,000	2,110,125
Series 2013-C7, Class A4, 2.92%, 02/15/46		2,735	2,814,084
Series 2013-C8, Class A4, 3.13%, 12/15/48		700	721,271
Series 2014-C15, Class A4, 4.05%, 04/15/47		230	247,653
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	353,052
Series 2016-C30, Class ASB, 2.73%, 09/15/49		267	279,553
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,525	2,726,231
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 03/15/45		1,319	1,329,141
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. LIBOR US + 0.95%), 1.02%, 01/15/26(a)(b)		580	583,637
Seasoned Credit Risk Transfer Trust, Series 2018-3,
Class MA, 3.50%, 08/25/57(b)		1,986	2,086,044
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		1,392	1,451,714
Series 2015-C29, Class A4, 3.64%, 06/15/48		3,000	3,274,385
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,698	1,867,812
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45		174	180,567
Series 2014-LC14, Class A5, 4.05%, 03/15/47		721	775,806

			77,065,841

Interest Only Commercial Mortgage-Backed Securities — 0.1%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.86%, 09/15/48(b)		4,484	116,536
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 1.03%, 05/10/48(b)		2,128	55,925
Series 2015-LC21, Class XA, 0.83%, 07/10/48(b)		4,910	114,704
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 01/15/49(b)		635	46,965

			334,130

Total Non-Agency Mortgage-Backed Securities — 19.7% (Cost: $79,439,283)			79,446,899

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 1.3%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		483	496,152
Series 2019-73, Class P, 3.00%, 03/25/48		1,119	1,159,764
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		101	110,616
Series 3986, Class M, 4.50%, 09/15/41		82	86,153
Series 4253, Class PA, 3.50%, 08/15/41		22	22,308
Series 4274, Class PN, 3.50%, 10/15/35		180	192,845
Series 4390, Class CA, 3.50%, 06/15/50		190	196,148
Series 4459, Class BN, 3.00%, 08/15/43		407	434,392
Series 4482, Class DH, 3.00%, 06/15/42		171	175,969
Series 4494, Class KA, 3.75%, 10/15/42		287	296,729
Series 4777, Class CB, 3.50%, 10/15/45		879	918,232
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		1,192	1,223,207

			5,312,515

Commercial Mortgage-Backed Securities — 0.6%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)		2,310	2,459,132

5

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities — 11.8%
Fannie Mae Mortgage-Backed Securities
0.54%, 10/27/25	USD	4,500	$4,448,350
2.50%, 12/01/27 - 04/01/32		1,707	1,792,552
3.00%, 09/01/30 - 09/01/35		3,974	4,211,576
4.00%, 03/01/32 - 08/01/49		7,341	7,974,831
4.50%, 09/01/26 - 01/01/48		3,302	3,650,978
5.00%, 11/01/21 - 07/01/25		1	958
(12 mo. LIBOR US + 1.58%), 2.23%, 07/01/44(b)		318	331,430
(12 mo. LIBOR US + 1.59%), 3.02%, 10/01/45(b)		419	439,737
(12 mo. LIBOR US + 1.59%), 3.09%, 06/01/45(b)		314	327,738
(12 mo. LIBOR US + 1.69%), 2.71%, 07/01/43(b)		642	679,239
Federal Farm Credit Banks Funding Corp., 0.55%, 09/16/25		3,129	3,105,833
Freddie Mac Mortgage-Backed Securities
0.57%, 09/24/25		6,000	5,933,990
0.60%, 09/30/25		3,000	2,975,862
0.90%, 10/13/27		2,000	1,956,588
2.50%, 11/01/27		360	375,623
3.00%, 02/01/36		569	599,058
4.00%, 09/01/33 - 06/01/37		2,381	2,604,631
4.50%, 03/01/49		4,463	4,965,623
5.00%, 09/01/21(c)		0	2
5.50%, 05/01/22(c)		0	1
(12 mo. LIBOR US + 1.62%), 2.63%, 03/01/45(b)		525	547,355
(12 mo. LIBOR US + 1.62%), 3.21%, 05/01/45(b)		767	800,329

			47,722,284

Total U.S. Government Sponsored Agency Securities — 13.7%

(Cost: $54,591,199)			55,493,931

U.S. Treasury Obligations
U.S. Treasury Bonds, 1.88%, 02/15/41		2,165	2,119,332
U.S. Treasury Notes
0.13%, 03/31/23 - 01/15/24(d)		36,500	36,360,333
0.38%, 04/15/24 - 12/31/25		12,230	12,052,152
0.25%, 06/15/24		3,220	3,200,378
0.75%, 03/31/26		1,125	1,119,946
1.13%, 02/15/31		1,370	1,329,970

Total U.S. Treasury Obligations — 13.9% (Cost: $56,373,234)			56,182,111

Total Long-Term Investments — 93.4% (Cost: $374,626,754)			377,261,193

Short-Term Securities

Certificates of Deposit — 1.3%
Barclays Bank PLC, New York 0.33%, 02/01/22		2,000	2,001,459

Security	Par (000)		Value

Certificates of Deposit (continued)
Barclays Bank PLC, New York 0.33%, 02/02/22	USD	1,200	$1,200,879
Deutsche Bank AG, New York, 0.58%, 08/11/21		2,000	2,000,979

			5,203,317

Commercial Paper(e) — 2.7%
AT&T Inc., 0.40%, 12/14/21		2,000	1,998,274
Enel Finance America LLC, 0.43%, 02/22/22		1,500	1,497,442
General Motors Financial Co., Inc., 0.40%, 07/16/21		2,000	1,999,686
HSBC Bank PLC, 0.27%, 02/02/22		2,000	1,997,806
Viatris, Inc., 0.52%, 12/08/21		2,000	1,995,591
VW Credit, Inc., 0.38%, 02/16/22		1,500	1,497,430

			10,986,229

	Shares

Money Market Funds — 1.4%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.01%(f)		5,604,949	5,604,949

Total Short-Term Securities — 5.4% (Cost: $21,785,194)			21,794,495

Options Purchased — 0.4% (Cost: $1,429,630)			1,491,122

Total Investments Before Options Written — 99.2% (Cost: $397,841,578)			400,546,810

Options Written — (0.4)% (Premiums Received: $(1,709,257))			(1,803,154)

Total Investments — 98.8% (Cost: $396,132,321)			398,743,656

Other Assets Less Liabilities — 1.2%			4,976,495

Net Assets — 100.0%			$403,720,151

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rounds to less than 1,000.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	714	09/30/21	$157,309	$(209,080)
Euro Dollar	42	12/19/22	10,445	(593)

				(209,673)

Short Contracts
U.S. Treasury Notes (10 Year)	104	09/21/21	13,780	(25,882)
U.S. Ultra Treasury Bonds	2	09/21/21	385	(3)
U.S. Ultra Treasury Notes (10 Year)	36	09/21/21	5,299	(15,194)
U.S. Treasury Notes (5 Year)	788	09/30/21	97,263	162,281
Euro Dollar	42	12/16/24	10,338	(1,119)

				120,083

				$(89,590)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	398,270	CAD	482,000	Bank of America N.A.	09/15/21	$9,447

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value
Put
Euro Dollar (1 Year) Mid-Curve	68	09/10/21	USD 99.63	USD 16,936	$9,350
Euro Dollar (2 Year) Mid-Curve	68	09/10/21	USD 99.50	USD 16,915	85,850
Euro Dollar (1 Year) Mid-Curve	76	10/15/21	USD 99.25	USD 18,858	7,600

					$102,800

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate		Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Call
5-Year Interest Rate Swap, 04/07/27	3-month LIBOR, 0.15%	Quarterly	1.53%	Semi-Annual	JPMorgan Chase Bank N.A.	04/05/22	1.53	%USD	2,165	$48,647
5-Year Interest Rate Swap, 04/10/27	3-month LIBOR, 0.15%	Quarterly	1.39%	Semi-Annual	Bank of America N.A.	04/08/22	1.39	%USD	4,260	73,882
5-Year Interest Rate Swap, 04/30/27	3-month LIBOR, 0.15%	Quarterly	1.20%	Semi-Annual	Bank of America N.A.	04/28/22	1.20	%USD	5,930	68,100

7

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 06/26/34	3-month LIBOR, 0.15%	Quarterly	1.97%	Semi-Annual	Goldman Sachs Bank USA	06/24/24	1.97	%USD	1,020	$48,799
10-Year Interest Rate Swap, 06/30/34	3-month LIBOR, 0.15%	Quarterly	2.00%	Semi-Annual	Goldman Sachs Bank USA	06/28/24	2.00	%USD	1,020	50,388
1-Year Interest Rate Swap, 02/06/26	3-month LIBOR, 0.15%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	02/04/25	1.23	%USD	10,820	37,968
1-Year Interest Rate Swap, 02/26/26	3-month LIBOR, 0.15%	Quarterly	1.60%	Semi-Annual	Bank of America N.A.	02/24/25	1.60	%USD	8,920	48,410
10-Year Interest Rate Swap, 02/27/35	3-month LIBOR, 0.15%	Quarterly	1.49%	Semi-Annual	Citibank N.A.	02/25/25	1.49	%USD	320	9,471
10-Year Interest Rate Swap, 06/06/35	3-month LIBOR, 0.15%	Quarterly	1.28%	Semi-Annual	Goldman Sachs Bank USA	06/04/25	1.28	%USD	175	4,213
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.15%	Quarterly	1.43%	Semi-Annual	Bank of America N.A.	06/05/25	1.43	%USD	610	17,334
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.15%	Quarterly	1.43%	Semi-Annual	Citibank N.A.	06/05/25	1.43	%USD	1,140	32,504
10-Year Interest Rate Swap, 06/07/35	3-month LIBOR, 0.15%	Quarterly	1.43%	Semi-Annual	UBS AG	06/05/25	1.43	%USD	175	4,973
10-Year Interest Rate Swap, 12/13/35	3-month LIBOR, 0.15%	Quarterly	1.49%	Semi-Annual	Barclays Bank PLC	12/11/25	1.49	%USD	2,610	83,372
10-Year Interest Rate Swap, 04/09/36	3-month LIBOR, 0.15%	Quarterly	2.60%	Semi-Annual	Deutsche Bank AG	04/07/26	2.60	%USD	1,110	95,904

8

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 01/19/50	3-month LIBOR, 0.15%	Quarterly	2.07%	Semi-Annual	JPMorgan Chase Bank N.A.	01/17/40	2.07	%USD	240	$17,168
10-Year Interest Rate Swap, 12/13/50	3-month LIBOR, 0.15%	Quarterly	1.52%	Semi-Annual	Barclays Bank PLC	12/11/40	1.52	%USD	410	21,863

										662,996

Put
5-Year Interest Rate Swap, 11/17/26	(0.15)%	Annual	6-month EURIBOR, 0.52%	Semi-Annual	Barclays Bank PLC	11/15/21	(0.15	)%EUR	3,820	$11,692
5-Year Interest Rate Swap, 04/07/27	1.53%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	JPMorgan Chase Bank N.A.	04/05/22	1.53	%USD	2,165	13,370
5-Year Interest Rate Swap, 04/10/27	1.39%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	04/08/22	1.39	%USD	4,260	34,537
10-Year Interest Rate Swap, 06/26/34	1.97%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	06/24/24	1.97	%USD	1,020	41,159
10-Year Interest Rate Swap, 06/30/34	2.00%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	06/28/24	2.00	%USD	1,020	40,083
1-Year Interest Rate Swap, 02/06/26	1.23%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	02/04/25	1.23	%USD	10,820	75,202
1-Year Interest Rate Swap, 02/26/26	1.60%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	02/24/25	1.60	%USD	8,920	48,202
10-Year Interest Rate Swap, 02/27/35	1.49%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Citibank N.A.	02/25/25	1.49	%USD	320	22,306
10-Year Interest Rate Swap, 06/06/35	1.28%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	06/04/25	1.28	%USD	175	14,741

9

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	06/05/25	1.43	%USD	610	$46,040
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Citibank N.A.	06/05/25	1.43	%USD	1,140	85,843
10-Year Interest Rate Swap, 06/07/35	1.43%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	UBS AG	06/05/25	1.43	%USD	175	13,208
10-Year Interest Rate Swap, 12/13/35	1.49%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Barclays Bank PLC	12/11/25	1.49	%USD	2,610	197,551
10-Year Interest Rate Swap, 04/09/36	2.60%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	04/07/26	2.60	%USD	1,110	35,880
10-Year Interest Rate Swap, 01/19/50	2.07%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	JPMorgan Chase Bank N.A.	01/17/40	2.07	%USD	240	14,119
10-Year Interest Rate Swap, 12/13/50	1.52%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Barclays Bank PLC	12/11/40	1.52	%USD	410	31,393

										725,326

										$1,388,322

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
U.S. Treasury Notes (10 Year)	19	07/23/21	USD	132.50	USD	2,518	$(9,797)

Put
U.S. Treasury Notes (10 Year)	19	07/23/21	USD	130.50	USD	2,480	(1,188)
Euro Dollar (1 Year) Mid-Curve	68	09/10/21	USD	99.75	USD	16,958	(20,825)
Euro Dollar (2 Year) Mid-Curve	68	09/10/21	USD	99.38	USD	16,894	(65,450)

							(87,463)

							$(97,260)

10

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap, 09/24/31	1.52%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Citibank N.A.	09/22/21	1.52%	USD	1,760	$(28,044)
10-Year Interest Rate Swap, 10/16/31	1.78%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	10/14/21	1.78%	USD	890	(30,051)
2-Year Interest Rate Swap, 01/12/24	0.51%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	01/10/22	0.51%	USD	11,970	(29,611)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	01/18/22	1.65%	USD	340	(9,019)
10-Year Interest Rate Swap, 01/20/32	1.65%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	JPMorgan Chase Bank N.A.	01/18/22	1.65%	USD	1,030	(27,324)
10-Year Interest Rate Swap, 01/29/32	1.00%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	01/27/22	1.00%	USD	1,170	(4,851)
10-Year Interest Rate Swap, 01/29/32	1.25%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	01/27/22	1.25%	USD	1,070	(9,764)
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	02/18/22	1.62%	USD	970	(24,401)
2-Year Interest Rate Swap, 02/25/24	0.41%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	02/23/22	0.41%	USD	6,600	(8,843)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	03/01/22	0.51%	USD	9,930	(22,364)
2-Year Interest Rate Swap, 03/04/24	0.49%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	JPMorgan Chase Bank N.A.	03/02/22	0.49%	USD	14,870	(30,095)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Citibank N.A.	03/03/22	0.52%	USD	5,070	(11,837)

11

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	03/21/22	0.56%	USD	5,070	$(13,936)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	03/23/22	0.57%	USD	10,220	(28,694)
5-Year Interest Rate Swap, 04/24/27	0.90%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	04/22/22	0.90%	USD	2,970	(14,786)
5-Year Interest Rate Swap, 04/30/27	0.90%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	04/28/22	0.90%	USD	8,900	(44,366)
10-Year Interest Rate Swap, 06/09/32	1.40%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	JPMorgan Chase Bank N.A.	06/07/22	1.40%	USD	1,390	(22,952)
10-Year Interest Rate Swap, 10/13/32	1.06%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Deutsche Bank AG	10/11/22	1.06%	USD	765	(6,887)
10-Year Interest Rate Swap, 12/14/32	1.15%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Barclays Bank PLC	12/12/22	1.15%	USD	6,170	(72,289)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.23%	USD	758	(10,369)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Goldman Sachs Bank USA	12/16/22	1.25%	USD	758	(10,624)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Citibank N.A.	12/30/22	1.25%	USD	840	(12,115)
10-Year Interest Rate Swap, 01/11/33	1.44%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Barclays Bank PLC	01/09/23	1.44%	USD	1,530	(31,260)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	Bank of America N.A.	03/01/23	2.01%	USD	1,510	(74,051)

										(578,533)

12

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
5-Year Interest Rate Swap, 09/05/26	3-month LIBOR, 0.15%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60%	USD	2,370	$(47,756)
10-Year Interest Rate Swap, 09/24/31	3-month LIBOR, 0.15%	Quarterly	1.52%	Semi-Annual	Citibank N.A.	09/22/21	1.52%	USD	1,760	(18,484)
10-Year Interest Rate Swap, 10/16/31	3-month LIBOR, 0.15%	Quarterly	1.78%	Semi-Annual	Goldman Sachs Bank USA	10/14/21	1.78%	USD	890	(4,813)
2-Year Interest Rate Swap, 12/08/23	3-month LIBOR, 0.15%	Quarterly	0.50%	Semi-Annual	Barclays Bank PLC	12/06/21	0.50%	USD	4,490	(8,979)
2-Year Interest Rate Swap, 12/12/23	3-month LIBOR, 0.15%	Quarterly	0.45%	Semi-Annual	Deutsche Bank AG	12/10/21	0.45%	USD	4,448	(11,156)
10-Year Interest Rate Swap, 01/12/32	3-month LIBOR, 0.15%	Quarterly	1.15%	Semi-Annual	Bank of America N.A.	01/10/22	1.15%	USD	240	(9,991)
2-Year Interest Rate Swap, 01/12/24	3-month LIBOR, 0.15%	Quarterly	0.51%	Semi-Annual	Bank of America N.A.	01/10/22	0.51%	USD	11,970	(31,405)
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.15%	Quarterly	2.15%	Semi-Annual	Bank of America N.A.	01/18/22	2.15%	USD	340	(1,523)
10-Year Interest Rate Swap, 01/20/32	3-month LIBOR, 0.15%	Quarterly	2.15%	Semi-Annual	JPMorgan Chase Bank N.A.	01/18/22	2.15%	USD	1,030	(4,613)
10-Year Interest Rate Swap, 01/29/32	3-month LIBOR, 0.15%	Quarterly	1.25%	Semi-Annual	Bank of America N.A.	01/27/22	1.25%	USD	1,070	(38,542)
10-Year Interest Rate Swap, 01/29/32	3-month LIBOR, 0.15%	Quarterly	1.50%	Semi-Annual	Deutsche Bank AG	01/27/22	1.50%	USD	1,170	(25,257)
10-Year Interest Rate Swap, 02/30/32	3-month LIBOR, 0.15%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62%	USD	970	(17,467)

13

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
2-Year Interest Rate Swap, 02/27/24	3-month LIBOR, 0.15%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75%	USD	6,600	$(13,026)
10-Year Interest Rate Swap, 03/02/32	3-month LIBOR, 0.15%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/28/22	1.60%	USD	350	(6,791)
2-Year Interest Rate Swap, 03/03/24	3-month LIBOR, 0.15%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51%	USD	9,930	(36,634)
2-Year Interest Rate Swap, 03/04/24	3-month LIBOR, 0.15%	Quarterly	0.49%	Semi-Annual	JPMorgan Chase Bank N.A.	03/02/22	0.49%	USD	14,870	(58,269)
10-Year Interest Rate Swap, 03/05/32	3-month LIBOR, 0.15%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	03/03/22	1.60%	USD	350	(6,875)
2-Year Interest Rate Swap, 03/05/24	3-month LIBOR, 0.15%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52%	USD	5,070	(18,477)
2-Year Interest Rate Swap, 03/23/24	3-month LIBOR, 0.15%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56%	USD	5,070	(18,465)
2-Year Interest Rate Swap, 03/25/24	3-month LIBOR, 0.15%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57%	USD	10,220	(36,961)
10-Year Interest Rate Swap, 06/09/32	3-month LIBOR, 0.15%	Quarterly	2.40%	Semi-Annual	JPMorgan Chase Bank N.A.	06/07/22	2.40%	USD	1,390	(8,237)
10-Year Interest Rate Swap, 10/13/32	3-month LIBOR, 0.15%	Quarterly	1.06%	Semi-Annual	Deutsche Bank AG	10/11/22	1.06%	USD	765	(49,990)
10-Year Interest Rate Swap, 12/14/32	3-month LIBOR, 0.15%	Quarterly	1.15%	Semi-Annual	Barclays Bank PLC	12/12/22	1.15%	USD	6,170	(384,129)
10-Year Interest Rate Swap, 12/18/32	3-month LIBOR, 0.15%	Quarterly	1.23%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.23%	USD	758	(43,314)

14

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
10-Year Interest Rate Swap, 12/18/32	3-month LIBOR, 0.15%	Quarterly	1.25%	Semi-Annual	Goldman Sachs Bank USA	12/16/22	1.25%	USD	758	$(42,684)
10-Year Interest Rate Swap, 01/01/33	3-month LIBOR, 0.15%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25%	USD	840	(47,480)
10-Year Interest Rate Swap, 01/11/33	3-month LIBOR, 0.15%	Quarterly	1.44%	Semi-Annual	Barclays Bank PLC	01/09/23	1.44%	USD	1,530	(69,806)
10-Year Interest Rate Swap, 03/03/33	3-month LIBOR, 0.15%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01%	USD	1,510	(34,655)
10-Year Interest Rate Swap, 05/17/33	6-month, EURIBOR, 0.52%	Semi-Annual	0.70%	Annual	Barclays Bank PLC	05/15/23	0.70%	EUR	1,910	(31,582)

										(1,127,361)

										$(1,705,894)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month LIBOR, 0.15%	Quarterly	1.10%	Semi-Annual	N/A		03/01/23	USD	1,660	$29,055	$—	$29,055
3-month LIBOR, 0.15%	Quarterly	0.88%	Semi-Annual	N/A		03/02/23	USD	600	7,891	—	7,891
0.09%	At Termination	1-day SONIA, 0.05%	At Termination	N/A		03/16/23	GBP	4,920	6,759	452	6,307
Canadian Bankers
Acceptance, 0.44%	Semi-Annual	0.64%	Semi-Annual	N/A		04/21/23	CAD	7,650	(11,136)	(31)	(11,105)
0.28%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		04/23/23	USD	6,020	49	(457)	506
Canadian Bankers
Acceptance, 0.44%	Semi-Annual	0.79%	Semi-Annual	N/A		06/22/23	CAD	18,250	(7,456)	968	(8,424)
0.31%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		06/24/23	USD	14,750	1,781	368	1,413
3-month LIBOR, 0.15%	Quarterly	0.25%	Semi-Annual	07/08/22	(a)	07/08/23	USD	770	(1,950)	—	(1,950)
3-month LIBOR, 0.15%	Quarterly	0.25%	Semi-Annual	08/17/21	(a)	08/17/23	USD	1,440	(3,012)	—	(3,012)
3-month LIBOR, 0.15%	Quarterly	0.34%	Semi-Annual	12/13/21	(a)	12/13/23	USD	370	(1,036)	—	(1,036)
3-month LIBOR, 0.15%	Quarterly	0.45%	Semi-Annual	03/01/22	(a)	03/01/24	USD	3,070	(8,015)	—	(8,015)
3-month LIBOR, 0.15%	Quarterly	0.59%	Semi-Annual	04/20/22	(a)	04/20/24	USD	2,680	(2,792)	—	(2,792)
0.69%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/20/22	(a)	06/20/24	USD	570	454	—	454

15

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.73%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/21/22	(a)	06/21/24	USD	2,690	$(33)	$—	$(33)
0.74%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/23/22	(a)	06/23/24	USD	1,340	(235)	—	(235)
0.75%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/28/22	(a)	06/28/24	USD	1,470	(410)	—	(410)
0.77%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/28/22	(a)	06/28/24	USD	1,355	(769)	—	(769)
3-month LIBOR, 0.15%	Quarterly	0.36%	Semi-Annual	N/A		06/02/25	USD	590	(9,034)	—	(9,034)
3-month LIBOR, 0.15%	Quarterly	0.48%	Semi-Annual	N/A		01/21/26	USD	2,140	(34,485)	—	(34,485)
1.54%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	02/25/25	(a)	02/25/26	USD	4,060	2,262	—	2,262
1.71%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	03/06/25	(a)	03/06/26	USD	3,120	(3,430)	—	(3,430)
6-month EURIBOR, (0.51)%	Annual	(0.15)%	Semi-Annual	11/16/21	(a)	11/16/26	EUR	1,910	6,249	—	6,249
3-month LIBOR, 0.15%	Quarterly	1.37%	Semi-Annual	03/22/22	(a)	03/22/27	USD	573	5,288	—	5,288
1.29%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	04/20/22	(a)	04/20/27	USD	1,100	(4,385)	—	(4,385)
3-month LIBOR, 0.15%	Quarterly	0.65%	Semi-Annual	06/20/22	(a)	06/20/27	USD	625	(18,547)	—	(18,547)
3-month LIBOR, 0.15%	Quarterly	0.68%	Semi-Annual	06/20/22	(a)	06/20/27	USD	625	(17,706)	—	(17,706)
0.50%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		08/17/27	USD	800	27,368	—	27,368
0.84%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		11/15/27	USD	1,420	23,869	—	23,869
1.27%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		02/15/28	USD	1,720	(12,898)	—	(12,898)
3-month LIBOR, 0.15%	Quarterly	0.65%	Semi-Annual	07/12/23	(a)	07/12/28	USD	820	(36,017)	—	(36,017)
0.65%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		06/02/30	USD	300	17,986	—	17,986
1.70%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		10/27/30	USD	520	(16,593)	—	(16,593)
1.58%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		10/29/30	USD	1,180	(23,933)	—	(23,933)
0.95%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		11/12/30	USD	570	21,445	—	21,445
0.92%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		12/10/30	USD	757	31,491	—	31,491
0.93%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		12/18/30	USD	970	39,780	—	39,780
1.05%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		01/11/31	USD	980	25,658	—	25,658
1.12%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		01/13/31	USD	970	19,156	—	19,156
1.23%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		02/08/31	USD	550	5,892	—	5,892
1.68%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	09/30/21	(a)	02/15/31	USD	1,430	(31,232)	(180)	(31,052)
1.55%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		03/08/31	USD	570	(10,822)	—	(10,822)
1.66%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		03/09/31	USD	540	(15,573)	—	(15,573)
1.70%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		03/09/31	USD	530	(17,670)	—	(17,670)

16

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-month EURIBOR, (0.51)%	Annual	(0.20)%	Semi-Annual	N/A		04/29/31	EUR	50	$(1,692)	$—	$(1,692)
1.67%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		05/17/31	USD	630	(16,774)	—	(16,774)
1.61%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		05/18/31	USD	1,300	(26,308)	—	(26,308)
0.76%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		06/03/31	USD	551	33,818	—	33,818
1.56%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		06/18/31	USD	560	(8,089)	—	(8,089)
1.56%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		06/18/31	USD	550	(8,076)	—	(8,076)
3-month LIBOR, 0.15%	Quarterly	0.72%	Semi-Annual	N/A		07/01/31	USD	400	(26,867)	—	(26,867)
3-month LIBOR, 0.15%	Quarterly	1.51%	Semi-Annual	08/19/21	(a)	08/19/31	USD	90	587	—	587
3-month LIBOR, 0.15%	Quarterly	1.59%	Semi-Annual	12/29/21	(a)	12/29/31	USD	640	4,560	—	4,560
3-month LIBOR, 0.15%	Quarterly	1.28%	Semi-Annual	01/21/22	(a)	01/21/32	USD	140	(3,241)	—	(3,241)
1.59%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	02/22/22	(a)	02/22/32	USD	200	(946)	—	(946)
1.62%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	02/22/22	(a)	02/22/32	USD	100	(729)	—	(729)
3-month LIBOR, 0.15%	Quarterly	1.83%	Semi-Annual	04/29/22	(a)	04/29/32	USD	200	4,748	—	4,748
3-month LIBOR, 0.15%	Quarterly	2.08%	Semi-Annual	05/05/23	(a)	05/05/33	USD	240	7,150	—	7,150
0.44%	Semi-Annual	6-month EURIBOR, (0.51)%	Annual	05/16/23	(a)	05/16/33	EUR	670	(7,788)	—	(7,788)
3-month LIBOR, 0.15%	Quarterly	2.15%	Semi-Annual	05/16/23	(a)	05/16/33	USD	820	29,652	—	29,652
0.97%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		08/17/40	USD	140	16,812	—	16,812
1.25%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	N/A		11/05/40	USD	50	3,789	—	3,789
1.89%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	09/30/21	(a)	02/15/47	USD	630	(17,155)	—	(17,155)
2.10%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	09/30/21	(a)	02/15/47	USD	1,480	(106,711)	(252)	(106,459)
3-month LIBOR, 0.15%	Quarterly	1.78%	Semi-Annual	09/30/21	(a)	02/15/47	USD	480	—	—	—
3-month LIBOR, 0.15%	Quarterly	1.80%	Semi-Annual	09/30/21	(a)	02/15/47	USD	480	—	—	—
3-month LIBOR, 0.15%	Quarterly	1.02%	Semi-Annual	N/A		08/17/50	USD	100	(17,028)	—	(17,028)
3-month LIBOR, 0.15%	Quarterly	1.87%	Semi-Annual	N/A		02/19/51	USD	80	2,883	—	2,883
3-month LIBOR, 0.15%	Quarterly	1.91%	Semi-Annual	N/A		02/22/51	USD	40	1,781	—	1,781
3-month LIBOR, 0.15%	Quarterly	2.00%	Semi-Annual	N/A		04/22/51	USD	60	3,932	—	3,932
3-month LIBOR, 0.15%	Quarterly	1.90%	Semi-Annual	N/A		06/11/51	USD	170	6,640	—	6,640
1.09%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/20/22	(a)	06/20/52	USD	115	19,909	—	19,909

17

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.14%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	06/20/22(a)	06/20/52	USD	115	$18,634	$—	$18,634
0.88%	Semi-Annual	3-month LIBOR, 0.15%	Quarterly	07/12/23(a)	07/12/53	USD	150	34,827	—	34,827

								$(68,418)	$868	$(69,286)

(a)	Forward Swap.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$74,957,537	$—	$74,957,537
Corporate Bonds	—	109,474,813	—	109,474,813
Foreign Agency Obligations	—	1,705,902	—	1,705,902
Non-Agency Mortgage-Backed Securities	—	79,446,899	—	79,446,899
U.S. Government Sponsored Agency Securities	—	55,493,931	—	55,493,931
U.S. Treasury Obligations	—	56,182,111	—	56,182,111
Short-Term Securities
Certificates of Deposit	—	5,203,317	—	5,203,317
Commercial Paper	—	10,986,229	—	10,986,229
Money Market Funds	5,604,949	—	—	5,604,949
Options Purchased
Interest Rate Contracts	102,800	1,388,322	—	1,491,122

	$5,707,749	$394,839,061	$—	$400,546,810

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$9,447	$—	$9,447
Interest Rate Contracts	162,281	461,792	—	624,073

18

Schedule of Investments (unaudited) (continued) June 30, 2021	BATS: Series S Portfolio

	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(349,131)	$(2,236,972)	$—	$(2,586,103)

	$(186,850)	$(1,765,733)	$—	$(1,952,583)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

DAC	Designated Activity Co.

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

SONIA	Sterling Overnight Index Average

19